Cover	12 Months Ended
May 28, 2023
Document Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	LIFECORE BIOMEDICAL, INC.
Entity Central Index Key	0001005286